9. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Notes
9. COMMITMENTS AND CONTINGENCIES

9.COMMITMENTS AND CONTINGENCIES

We conduct our lending operations under the provisions of various federal and state laws and implementing regulations. Changes in the current regulatory environment, or the interpretation or application of current regulations, could impact our business. While we believe that we are currently in compliance with all regulatory requirements, no assurance can be made regarding our future compliance or the cost thereof.

During the first quarter of 2020 there was global outbreak of a new strain of coronavirus, COVID-19. Thus far, certain responses to the COVID-19 outbreak have included mandates from federal, state and/or local authorities that required temporary closure of or imposed limitations on the operations of certain non-essential businesses and industries. Management created as COVID-19 Task Force for the Company which continues to diligently work to identify and manage potential impact. During the first and second quarters of 2020, the Task Force initially closed branch offices to the public. Loans were originated by appointment only with no more one customer in the branch office at any time. Customers were and are encouraged to pay electronically. For those unable to pay electronically, a no contact process was implemented for the branch offices. We re-opened our branch lobbies to the public during the second quarter, however, we requested customers and employees to wear a mask. Branch offices are closely monitored and may close temporarily based on exposure. Delinquencies remain below historical levels; however, we have modified the payment terms of certain loans and have increased our allowance for credit losses as the performance of these accounts may not match historical loss rates. Corporate team members returned to the office during the third quarter. We are cautiously optimistic about the year ahead, some unknowns remain, all of which have a meaningful impact on credit fundamentals in 2021. Much will depend on (1) the scale and intensity of the current COVID-19 variants and any resulting lockdowns, (2) the timing of widespread vaccinations, (3) the size, form, and timing of any additional fiscal stimulus, (4) the extension or expiration of borrower relief measures, and (5) the ultimate shape and duration of the economic recovery.